Financing Agreement	12 Months Ended
Dec. 31, 2017
Financial Agreement [Abstract]
FINANCING AGREEMENT

NOTE 12—FINANCING AGREEMENT

On September 6, 2017, the Company signed a securities purchase agreement (the “Alpha Purchase Agreement”) with Alpha , pursuant to which the Company agreed, upon the terms and subject to the conditions of the Alpha Purchase Agreement, to issue to Alpha, in a private placement, certain securities, in three tranches, as follows: (i) at the first closing, which was completed on October 26, 2017, ordinary shares and a Convertible Debenture (“Debenture”), for a purchase price of $2 million, (ii) at the second closing, which was completed on December 31, 2017 and which was subject, among other things, to approval of the private placement by the Company’s shareholders, Debenture for a purchase price of $2 million, and (iii) at the third closing, which is subject, among other things, to the listing of the Company’s ADSs for trading on the NASDAQ and to the receipt of shareholder and option holder approval to adopt the provisions of Chapter E3 of the Israeli Securities Law of 1968 (which allows the Company to report in Israel in accordance with U.S. reporting requirements) (“Dual Reporting Approval”), ordinary shares and/or a Pre-Funded warrants for a purchase price of $1 million, and a warrant to purchase 49,607,407 ordinary shares represented by 992,148 ADSs exercisable for a period of five years from the date of issuance at an exercise price of the US dollar equivalent of NIS 36.14379 per ADS (calculated in accordance with the known representative rate of exchange on the date of the notice of exercise).

On October 26, 2017, upon the completion of the first closing, the Company issued to Alpha 7,280,000 ordinary shares and a Debenture in the principal amount of $1,375,144, for gross proceeds of $2,000,000. On December 31, 2017, upon completion of the second closing, the Company issued a Debenture in the principal amount of $2,000,000 for gross proceeds of $2,000,000. The Debentures were convertible at any time at the option of the holder into ADSs at a conversion price of the US dollar equivalent of NIS 15.3897 (calculated in accordance with the rate of exchange of NIS 3.586 per $1.00) per ADS. In addition, the Debenture was mandatorily convertible at the then effective conversion price without regard to any beneficial ownership limitation if (i) the ADSs or the Company’s ordinary shares are approved for listing on the NASDAQ stock market, and (ii) certain equity conditions are met, and provided that the holder may elect to convert the Debenture in whole or in part to a Pre-Funded Warrant to purchase such number of ADSs otherwise issuable upon mandatory conversion of the Debenture. On January 31, 2018, Debentures in the aggregate principal amount of $3,375,144 were automatically converted into a Pre-Funded Warrant to purchase 39,322,742 ordinary shares represented by 786,455 ADSs.

As part of the first and second closings, and included within the ordinary shares and Debentures issued at the first and second closings, we issued an aggregate of 1,080,503 ordinary shares and Debentures convertible into 5,836,313 ordinary shares in connection with services Alpha provided to the Company. These issuances, in fair market value of NIS 3.0 million, were accounted as share based compensation. NIS 1.5 million was recognized as an expense within “general, administrative and marketing expenses” in the statements of comprehensive loss and NIS 1.5 million was recognized as a prepaid expense within “accounts receivables - other” in the statements of financial position.

Under the Alpha Purchase Agreement, Alpha was also granted certain rights, including, among other things, anti-dilution protection in the event of certain subsequent equity issuances at a price that is lower than the then applicable per ordinary share purchase price. This right is accounted for as a derivative liability. Accordingly, it is presented as a component of non-current liabilities and is measured at fair value each reporting period and presented in the statements of financial position within non-current liabilities, see Note 2R.

As the Debentures includes an anti-dilution protection and other rights, they are classified as financial liabilities measured at fair value through profit or loss at each reporting period. The Debentures are initially recognized at fair value adjusted to defer the difference between the fair value at initial recognition and the transaction price (“Day 1 Loss”), as the Company uses valuation techniques that incorporate data not obtained from observable markets. On February 1, 2018, all of the debentures were converted into Pre-Funded warrants and reclassified as equity.

As for the accounting treatment of the Day 1 Loss - see Note 2R.

The financial instruments recognized on the Company’s statement of financial position as of December 31, 2017, are as follows:

1) Derivatives – comprised of an anti-dilution protection on 27,399,497 ordinary shares. The derivative is presents in the Company’s statements of financial position on a fair value basis in the amount of NIS 140,875.

The derivative’s fair value is determined by using a Put option Model.

The following table presents the assumptions that were used for the models as of December 31, 2017:

	Alpha	Meitav Dash and Ami Sagi

Probability	5%	5%

Expected volatility	64.35%	65.64%
Risk free interest rate	0.185%	0.187%
Expected term (years)	2	2

2) Debentures - convertible debentures which are convertible into 39,322,742 Pre-Funded warrants and contain an anti-dilution protection right and other rights. The debentures are presented in the Company’s statement of financial position at fair value basis in the amount of NIS 12,639 thousand, net of unrecognized Day 1 Loss in the amount of NIS 1,376 thousands.

The debentures fair value is determined by using an Asian put option model.

The following table presents the assumptions that were used for the models as of December 31, 2017:

	First closing	Second closing
	Debenture	Debenture
Fair value of shares of common stock - NIS	0.43	0.43
Expected volatility	64.56%	61.29%
Discount on lack of marketability	20.4%	20.2%
Risk free interest rate	0.17%	0.19%
Expected term (years)	1.82	2
Expected dividend yield	0%	0%